Performance Chemicals Divestiture - Income Information (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discontinued Operations [Line Items]
Goodwill impairment charge		$ 260,000
Equity in net income from affiliated companies										$ 21,065	$ 45,808	$ 37,318
Net (loss) income from discontinued operations, net of tax		(352,239)	$ 30,470	$ (18,071)	$ 3,856	$ 9,401	$ 12,546	$ 23,393	$ 3,850	(335,984)	49,190	54,368
Net income attributable to the noncontrolling interest - discontinued operations		(3,837)	298	321	285	230	106	145	290	(2,933)	771	1,321
Net loss attributable to Ecovyst Inc.		$ (302,434)	$ 7,514	$ 15,925	$ 224	$ 19,103	$ 26,704	$ 30,578	$ 3,154	(278,771)	79,539	58,300
Performance Chemicals [Member]
Discontinued Operations [Line Items]
Sales										614,704	670,563	704,503
Cost of goods sold										492,302	539,371	559,123
Selling, general and administrative expenses										43,749	46,007	46,421
Goodwill impairment charge										260,000
Operating income (loss)										(214,491)	81,541	85,756
Other operating (income) expense, net										33,144	3,644	13,203
Equity in net income from affiliated companies										(172)	(213)	(251)
Interest expense, net	[1]									16,570	20,199	18,414
Other expense (income), net										(1,089)	(455)	(3,198)
(Loss) income from discontinued operations before income tax										(229,800)	62,010	70,791
Provision (benefit) for income taxes										3,943	27,379	25,664
Net (loss) income from discontinued operations, net of tax										(233,743)	34,631	45,127
Repayments of long-term debt										500,000
Net income attributable to the noncontrolling interest - discontinued operations										(3,198)	616	1,108
Net loss attributable to Ecovyst Inc.										$ (230,545)	$ 34,015	$ 44,019

[1]	Upon the close of the transaction, the Company used a portion of the net proceeds to repay a portion of its outstanding debt amounting to $526,363, which represented the entire Senior Secured Term Loan Facility due February 2027 of $231,363 and the 5.750% Senior Unsecured notes due 2025 of $295,000. At December 31, 2020, the Company’s outstanding term loans had mandatory repayment provisions, and as a result, interest expense was allocated to discontinued operations for all periods presented on the basis of the Company’s estimated debt reduction of $500,000.